Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 30, 2012	Sep. 30, 2012 customer item	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Number of customers		57,900
Remaining amount of regulatory assets that did not earn a return during the recovery period		$ 9,140,325
Composite weighted-average depreciation rate		3.34%	3.34%	3.32%
Term of customer note		24 months
Note receivable amount	952,000
Notes receivable maturity date	Nov. 01, 2013
Unbilled revenue		951,301	1,088,611
Percentage of total revenue		5.00%
Maximum percentage of accounts receivable from a single customer		5.00%	5.00%
Franchise effective date		Jan. 01, 2016
Number of pipelines		2
Percentage of natural gas provided by the two primary pipelines		100.00%
Fair value of interest rate hedges		930,000
Dividend declared date		Jul. 25, 2011
Dividend payable date		Sep. 01, 2011
Dividend recorded date		Aug. 15, 2011
Common stock, par value		$ 5	$ 5
Amount reclassified from "Capital in excess of par value" to "Common Stock"			0
Amount reclassified from "Capital in excess of par value" to "Common Stock"			2,312,115
Interest Rate Swap [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of derivative instruments		2
Note Payable March 31, 2012 [Member]
Summary Of Significant Accounting Policies [Line Items]
Unsecured term note		15,000,000
Issuance date		Nov. 28, 2005
Fixed rate related to interest rate swap		5.74%
Derivative maturity date		Dec. 01, 2015
Note Payable December 1, 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Unsecured term note		5,000,000
Issuance date		Oct. 01, 2008
Fixed rate related to interest rate swap		5.79%
Derivative maturity date		Dec. 01, 2015
Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Amount reclassified from "Capital in excess of par value" to "Common Stock"			$ 11,560,575